SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of operating results by segment
	Unallocated Corporate	Airport Security	Other Aviation Related Services	Authentication Technology	Total
Year ended December 31, 2024:
Revenue	$-	$362,799	$74,526	$45,985	$483,310
Labor costs (1)	1,324	338,326	63,105	27,000	429,755
Depreciation and amortization	68	678	354	1,271	2,371
Other costs and expenses	2,472	25,612	10,513	16,488	55,085
Net income (loss)	(3,864)	(1,817)	554	1,226	(3,901)
Goodwill	-	633	-	-	633
Total assets	19,791	80,422	18,832	66,737	185,782

Year ended December 31, 2023:
Revenue	$-	$309,335	$66,463	$55,744	$431,542
Labor costs (1)	1,091	284,083	56,346	29,507	371,027
Depreciation and amortization	5	904	307	1,463	2,679
Other costs and expenses	2,215	21,771	9,796	13,483	47,265
Net income (loss)	(3,311)	2,577	14	11,291	10,571
Goodwill	-	668	-	-	668
Total assets	17,740	81,733	19,325	78,298	197,096

Year ended December 31, 2022:
Revenue	$-	$224,037	53,954	$46,986	$324,977
Labor costs (1)	1,174	201,371	47,144	32,953	282,642
Depreciation and amortization	71	779	286	1,318	2,454
Other costs and expenses	1,676	20,759	8,753	13,927	45,115
Net income (loss)	(2,921)	1,128	(2,229)	(1,212)	(5,234)
Goodwill	-	646	-	-	646
Total assets	8,698	82,016	25,072	68,847	184,633

Schedule of revenues by geographic area
	Year Ended December 31,
	2024	2023	2022
Germany	$128,278	$114,176	$111,826
United States	97,000	99,765	88,333
The Netherlands	106,027	101,512	63,842
Spain	113,177	82,217	39,448
Other countries	38,828	33,872	21,528
Total revenue	$483,310	$431,542	$324,977

	December 31,
	2024	2023
Germany	$567	$510
United States	541	696
The Netherlands	1,101	482
Spain	224	120
Other countries	2,233	3,386
Total property and equipment, net	$4,666	$5,194